Summary of Changes to Restructuring-Related Liabilities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance, beginning					$ 13						$ 2		$ 13		$ 2		$ 6
Restructuring expense	22		14	15	10		12		7	12	7		61		38		5
Acquired restructuring obligation																	1
Cash payment/utilization													(52)		(27)		(10)
Balance, ending	22						13						22		13		2
Personnel Related
Restructuring Cost and Reserve [Line Items]
Balance, beginning					12						1		12		1		0
Restructuring expense													34		37		5
Acquired restructuring obligation																	0
Cash payment/utilization													(29)		(26)		(4)
Balance, ending	17						12						17		12		1
Facility Related
Restructuring Cost and Reserve [Line Items]
Balance, beginning					1						1		1		1		6
Restructuring expense													6		0		0
Acquired restructuring obligation																	1
Cash payment/utilization													(2)		0		(6)
Balance, ending	5						1						5		1		1
Other
Restructuring Cost and Reserve [Line Items]
Balance, beginning					0	[1]					0	[1]	0	[1]	0	[1]	0	[1]
Restructuring expense													21	[1]	1	[1]	0	[1]
Acquired restructuring obligation																	0	[1]
Cash payment/utilization													(21)	[1]	(1)	[1]	0	[1]
Balance, ending	0	[1]					0	[1]					0	[1]	0	[1]	0	[1]
North America
Restructuring Cost and Reserve [Line Items]
Balance, beginning					1						1		1		1		6
Restructuring expense													7		1		2
Acquired restructuring obligation																	0
Cash payment/utilization													(7)		(1)		(7)
Balance, ending	1						1						1		1		1
International
Restructuring Cost and Reserve [Line Items]
Balance, beginning					12						1		12		1		0
Restructuring expense													33		36		3
Acquired restructuring obligation																	1
Cash payment/utilization													(24)		(25)		(3)
Balance, ending	21						12						21		12		1
Truck Rental
Restructuring Cost and Reserve [Line Items]
Balance, beginning					0						0		0		0		0
Restructuring expense													21		1		0
Acquired restructuring obligation																	0
Cash payment/utilization													(21)		(1)		0
Balance, ending	0						0						0		0		0
Worldwide Restructuring Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense													$ 40		$ 37		$ 3

[1]	Includes expenses related to the disposition of vehicles.